NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2015
Schedule of notes payable

Notes payable consist of the following:

	September 30, 2015	December 31, 2014
90 day Convertible Notes (Chairman of the Board)	$2,498,980	$2,498,980
24 month Convertible Notes ($100,000 to Board member)	225,000	225,000
10 day Note (Board member)	-	42,500
Series A-3 15% OID Convertible Notes and Warrants	14,353	11,765
Series B-1 OID Convertible Notes and Warrants	65,104	56,659
Series B-2 OID Convertible Notes and Warrants	1,035,973	244,565
Notes Payable, gross	3,839,410	3,079,469
Less LPA amount	(485,980)	(485,980)
Notes Payable, net	$3,353,430	$2,593,489

Details of notes payable as of September 30, 2015 are as follows:

	Principal Amount		Carrying Value		Cash Interest Rate	Common Stock Conversion Price	Maturity Date
90 day Convertible Notes (Chairman of the Board)	$2,498,980		$2,498,980		6%	$1.05	Various 2014
24 month Convertible Notes ($100,000 to Board member)	225,000		225,000		6%	1.05	March 2014 – June 2014
Series A-3 15% OID Convertible Notes and Warrants	11,765	(1)	14,353	(1)	None	0.25	January 2015
Series B-1 OID Convertible Notes and Warrants	80,000		65,104		None	0.23	March 2017
Series B-2 OID Convertible Notes and Warrants	1,361,177		1,035,973		None	0.20-0.25	Aug. 2015 – July 2016
Notes Payable, gross	$4,176,922		3,839,410
Less LPA amount			(485,980)
Notes Payable, net			$3,353,430

(1)	Includes $2,588 of accrued loss on conversion of OID note.

Schedule of notes payable details

Details of notes payable as of September 30, 2015 are as follows:

	Principal Amount		Carrying Value		Cash Interest Rate	Common Stock Conversion Price	Maturity Date
90 day Convertible Notes (Chairman of the Board)	$2,498,980		$2,498,980		6%	$1.05	Various 2014
24 month Convertible Notes ($100,000 to Board member)	225,000		225,000		6%	1.05	March 2014 – June 2014
Series A-3 15% OID Convertible Notes and Warrants	11,765	(1)	14,353	(1)	None	0.25	January 2015
Series B-1 OID Convertible Notes and Warrants	80,000		65,104		None	0.23	March 2017
Series B-2 OID Convertible Notes and Warrants	1,361,177		1,035,973		None	0.20-0.25	Aug. 2015 – July 2016
Notes Payable, gross	$4,176,922		3,839,410
Less LPA amount			(485,980)
Notes Payable, net			$3,353,430

(1)	Includes $2,588 of accrued loss on conversion of OID note.

Schedule of debt issuance	The Company has issued 90-day notes payable to borrow funds from a director, now the chairman of our Board, as follows:
2013	$1,188,980
2012	1,210,000
2011	100,000
Total	$2,498,980

Private Placement [Member] | 15% Series A-3 OID Convertible Notes And Warrants [Member] | Warrant [Member]
Schedule of Valuation techniques

We estimated the fair value of the warrants on the issue date using a Black-Scholes pricing model with the following assumptions:

Warrants
Expected term	2 years
Volatility	184.88%
Risk Free Rate	0.32%

Schedule of proceeds from debt

The proceeds of the Notes issued during the three months ended March 31, 2014 were allocated to the components as follows:

Proceeds allocated at issue date
Private Offering Notes	$32,390
Private Offering Warrants	14,845
Beneficial Conversion feature	7,765
Total	$55,000

Schedule of debt conversion

Presented below is summary information related to the conversion:

Statement of Operations
Loss on conversion of notes	$43,288
Accelerated interest expense	$35,109

Balance Sheet
Shares issued as of June 30, 2014	798,825
Shares to be issued subsequent to June 30, 2014	529,415
Principal amount of notes converted	$265,648

Presented below is summary information related to the conversion:

Statement of Operations
Loss on conversion of notes	$2,588
Accelerated interest expense	$-

Balance Sheet
Shares issued	-

Principal amount of notes converted	$11,765

Private Placement [Member] | Series B-1 OID Convertible Notes And Warrants [Member] | Warrant [Member]
Schedule of Valuation techniques

We estimated the fair value of the warrants on the issue date using a Black-Scholes pricing model with the following assumptions:

Warrants March 20, 2014
Expected term	4 years
Volatility	151.52%
Risk Free Rate	1.32%

Schedule of proceeds from debt

The proceeds of the Notes were allocated to the components as follows:

Proceeds allocated at issue date
Private Offering Notes	$34,272
Private Offering Warrants	26,811
Beneficial Conversion feature	3,917
Total	$65,000

As a result of the triggering of the above noted one time anti-dilution provision, the Company reallocated the proceeds of the Notes during the quarter ended December 31, 2014 as follows:

Proceeds allocated at issue date
Private Offering Notes	$46,222
Private Offering Warrants	18,778
Beneficial Conversion feature	-
Total	$65,000

Private Placement [Member] | Series B-2 OID Convertible Notes And Warrants [Member] | Warrant [Member]
Schedule of Valuation techniques

We estimated the fair value of the warrants on the issue date using a Black-Scholes pricing model with the following assumptions:

Warrants three months ended March 31, 2015
Expected term	1 year
Volatility	180.15-185.71%
Risk Free Rate	0.18-0.22%

We estimated the fair value of the warrants on the issue date using a Black-Scholes pricing model with the following assumptions:

Warrants three months ended September 30, 2015
Expected term	1 year
Volatility	171.36%
Risk Free Rate	0.28%

Schedule of proceeds from debt

The proceeds of the Notes were allocated to the components as follows:

Proceeds allocated at issue date
Private Offering Notes	$197,521
Private Offering Warrants	46,097
Beneficial Conversion feature	13,382
Total	$257,000

The proceeds of the Notes were allocated to the components as follows:

Proceeds allocated at issue date
Private Offering Notes	$342,857
Private Offering Warrants	120,000
Beneficial Conversion feature	137,143
Total	$600,000